UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/17 (Unaudited)

COMMON STOCKS (60.3%)(a)
			Shares	Value

Basic materials (2.9%)

Albemarle Corp.			19,995	$2,817,096

Alcoa Corp.(NON)			62,182	2,971,056

Axalta Coating Systems, Ltd.(NON)			23,731	789,056

Braskem SA ADR (Brazil)(NON)			17,885	571,783

Calyxt, Inc.(NON)(S)			16,173	331,223

CF Industries Holdings, Inc.			76,509	2,905,812

DowDuPont, Inc.			108,976	7,880,055

Evonik Industries AG (Germany)			24,994	910,694

Fortune Brands Home & Security, Inc.			40,585	2,681,045

Iluka Resources, Ltd. (Australia)			275,113	1,977,137

Sherwin-Williams Co. (The)			16,400	6,480,460

Tronox, Ltd. Class A			20,201	534,720

W.R. Grace & Co.			53,271	4,074,699

				34,924,836
Capital goods (5.0%)

Caterpillar, Inc.			45,099	6,124,444

Cummins, Inc.			23,878	4,223,541

Dover Corp.			43,811	4,183,512

Eaton Corp PLC			48,143	3,852,403

Emerson Electric Co.			22,653	1,460,212

Fortive Corp.			66,249	4,787,153

Johnson Controls International PLC			93,595	3,873,897

KION Group AG (Germany)			51,378	4,112,131

Komatsu, Ltd. (Japan)			105,700	3,436,726

L3 Technologies, Inc.			22,029	4,123,388

Northrop Grumman Corp.			20,270	5,990,393

Raytheon Co.			42,920	7,734,184

Roper Technologies, Inc.			17,883	4,616,854

Waste Connections, Inc. (Canada)			36,719	2,594,932

				61,113,770
Communication services (2.4%)

American Tower Corp.(R)			38,153	5,481,442

AT&T, Inc.			163,614	5,505,611

Charter Communications, Inc. Class A(NON)			18,570	6,205,537

Comcast Corp. Class A			144,403	5,202,840

DISH Network Corp. Class A(NON)			31,579	1,532,845

Switch, Inc. Class A(NON)(S)			49,377	944,582

T-Mobile US, Inc.(NON)			6,206	370,933

Verizon Communications, Inc.			78,250	3,745,828

				28,989,618
Computers (2.5%)

Apple, Inc.			152,194	25,726,874

RealPage, Inc.(NON)			102,212	4,425,780

				30,152,654
Conglomerates (0.6%)

Danaher Corp.			81,630	7,532,000

				7,532,000
Consumer cyclicals (6.3%)

Amazon.com, Inc.(NON)			16,412	18,139,855

Expedia, Inc.			23,421	2,919,662

Hanesbrands, Inc.(S)			94,928	2,135,880

Hilton Worldwide Holdings, Inc.			67,542	4,881,936

Home Depot, Inc. (The)			81,494	13,510,075

L Brands, Inc.(S)			31,057	1,336,693

Live Nation Entertainment, Inc.(NON)(S)			70,942	3,105,841

MasterCard, Inc. Class A			31,826	4,734,754

NIKE, Inc. Class B			45,006	2,474,880

O'Reilly Automotive, Inc.(NON)			12,178	2,568,949

PayPal Holdings, Inc.(NON)			27,073	1,964,417

Priceline Group, Inc. (The)(NON)			2,880	5,506,445

TJX Cos., Inc. (The)			51,880	3,621,224

Total System Services, Inc.			18,616	1,341,283

Wal-Mart Stores, Inc.			39,184	3,421,155

Walt Disney Co. (The)			20,745	2,029,068

Wynn Resorts, Ltd.			23,859	3,518,964

				77,211,081
Consumer staples (5.4%)

China Literature, Ltd. (China)(NON)			63	449

Chipotle Mexican Grill, Inc.(NON)(S)			5,484	1,491,100

Constellation Brands, Inc. Class A			23,399	5,126,487

Costco Wholesale Corp.			27,646	4,453,218

CVS Health Corp.			35,047	2,401,771

Delivery Hero Holding GmbH (acquired 6/12/15 cost $446,716) (Private) (Germany)(F)(RES)(NON)			17,400	668,279

Edgewell Personal Care Co.(NON)(S)			15,346	996,416

Kraft Heinz Co. (The)			119,786	9,263,051

Kroger Co. (The)			158,093	3,272,525

McCormick & Co., Inc. (non-voting shares)			74,062	7,371,391

Molson Coors Brewing Co. Class B			31,468	2,544,817

Mondelez International, Inc. Class A			114,867	4,758,940

PepsiCo, Inc.			76,636	8,447,586

Philip Morris International, Inc.			62,962	6,588,344

Pinnacle Foods, Inc.			55,125	2,999,903

Restaurant Brands International, Inc. (Canada)(S)			38,397	2,480,062

Yum China Holdings, Inc. (China)(NON)			75,733	3,055,827

				65,920,166
Electronics (2.8%)

Agilent Technologies, Inc.			44,504	3,027,607

Broadcom, Ltd.			31,085	8,203,642

Cavium, Inc.(NON)			76,798	5,298,294

NXP Semiconductor NV(NON)			18,324	2,144,824

Qorvo, Inc.(NON)			75,140	5,696,363

Rockwell Automation, Inc.			18,644	3,744,088

Texas Instruments, Inc.			69,747	6,743,837

				34,858,655
Energy (3.2%)

Anadarko Petroleum Corp.			46,483	2,294,866

Cenovus Energy, Inc. (Canada)			258,116	2,504,932

ConocoPhillips			97,149	4,969,171

EnCana Corp. (Canada)			87,654	1,025,268

EOG Resources, Inc.			39,366	3,931,482

EQT Corp.			24,664	1,542,487

Exxon Mobil Corp.			78,102	6,509,802

Marathon Oil Corp.			73,554	1,045,938

Noble Energy, Inc.			63,791	1,777,855

Pioneer Natural Resources Co.			25,286	3,784,556

Plains All American Pipeline LP			32,822	655,455

Select Energy Services, Inc. Class A(NON)(S)			67,512	1,099,095

Seven Generations Energy, Ltd. Class A (Canada)(NON)			60,466	913,013

Suncor Energy, Inc. (Canada)			98,917	3,358,317

Total SA (France)			77,489	4,320,891

				39,733,128
Financials (9.2%)

American International Group, Inc.			80,415	5,195,613

Assured Guaranty, Ltd.			149,229	5,536,396

Bank of America Corp.			596,081	16,326,659

BlackRock, Inc.			12,074	5,684,801

Charles Schwab Corp. (The)			76,919	3,449,048

Chubb, Ltd.			52,775	7,959,526

Citigroup, Inc.			166,304	12,223,344

E*Trade Financial Corp.(NON)			58,548	2,552,107

Gaming and Leisure Properties, Inc.(R)			74,356	2,716,968

Goldman Sachs Group, Inc. (The)			27,879	6,760,100

Hamilton Lane, Inc. Class A			107,382	2,951,931

Intercontinental Exchange, Inc.			59,388	3,925,547

Invesco, Ltd.			128,714	4,606,674

Investment Technology Group, Inc.			134,632	3,159,813

JPMorgan Chase & Co.			85,054	8,557,283

KKR & Co. LP			201,744	4,044,967

MetLife, Inc.			47,763	2,559,142

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)			135,784	327,825

Prudential PLC (United Kingdom)			215,696	5,305,547

Visa, Inc. Class A			79,787	8,774,974

				112,618,265
Health care (7.5%)

AbbVie, Inc.			38,659	3,488,975

Aetna, Inc.			19,426	3,303,003

Amgen, Inc.			47,028	8,240,246

Becton Dickinson and Co.(S)			37,916	7,911,932

Biogen, Inc.(NON)			18,292	5,700,885

Boston Scientific Corp.(NON)			177,343	4,990,432

Bristol-Myers Squibb Co.			34,433	2,123,139

DENTSPLY Sirona, Inc.			82,513	5,039,069

Gilead Sciences, Inc.			80,155	6,008,419

Intuitive Surgical, Inc.(NON)			10,170	3,817,411

Jazz Pharmaceuticals PLC(NON)			45,011	6,370,407

Johnson & Johnson			100,659	14,032,871

Merck & Co., Inc.			52,134	2,872,062

Pfizer, Inc.			88,766	3,112,136

UnitedHealth Group, Inc.			40,776	8,571,931

Vertex Pharmaceuticals, Inc.(NON)			41,746	6,104,518

				91,687,436
Semiconductor (0.5%)

Applied Materials, Inc.			101,630	5,734,981

				5,734,981
Software (4.2%)

Activision Blizzard, Inc.			117,998	7,727,689

Adobe Systems, Inc.(NON)			28,345	4,964,910

Everbridge, Inc.(NON)			66,547	1,772,812

Instructure, Inc.(NON)(S)			46,165	1,606,542

Micro Focus International PLC ADR (United Kingdom)(NON)			97,890	3,419,298

Microsoft Corp.			291,099	24,213,615

Oracle Corp.			90,960	4,629,864

Tencent Holdings, Ltd. (China)			79,681	3,572,745

				51,907,475
Technology services (5.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			26,545	4,907,905

Alphabet, Inc. Class A(NON)			22,547	23,291,953

DXC Technology Co.			57,957	5,304,225

Facebook, Inc. Class A(NON)			87,026	15,669,902

Fidelity National Information Services, Inc.			30,130	2,794,859

GoDaddy, Inc. Class A(NON)			38,369	1,791,832

NCSOFT Corp. (South Korea)			17,790	6,772,379

salesforce.com, Inc.(NON)			21,936	2,244,930

				62,777,985
Transportation (0.6%)

American Airlines Group, Inc.			46,388	2,171,886

Norfolk Southern Corp.			37,687	4,952,826

				7,124,712
Utilities and power (2.1%)

Ameren Corp.			38,035	2,357,790

American Electric Power Co., Inc.			51,691	3,846,327

American Water Works Co., Inc.			18,085	1,587,140

Edison International			21,722	1,736,674

ENI SpA (Italy)			129,624	2,119,934

Exelon Corp.			80,051	3,218,851

NextEra Energy, Inc.			30,029	4,656,597

NRG Energy, Inc.			79,765	1,994,125

PG&E Corp.			19,986	1,154,591

Southern Co. (The)			64,087	3,345,341

				26,017,370

Total common stocks (cost $624,091,101)				$738,304,132

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association Pass-Through Certificates
3.50%, with due dates from 2/20/43 to 7/20/47			$5,442,188	$5,659,026
3.50%, TBA, 11/1/47(FWC)			4,000,000	4,149,375
3.00%, with due dates from 8/20/46 to 10/20/46			1,905,107	1,926,802
3.00%, TBA, 11/1/47(FWC)			7,000,000	7,082,578

				18,817,781
U.S. Government Agency Mortgage Obligations (8.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35			1,646	1,862
4.00%, with due dates from 7/1/42 to 9/1/45			4,419,031	4,666,757
3.50%, with due dates from 12/1/42 to 1/1/47			11,180,693	11,542,244
3.00%, 3/1/43			607,798	612,119

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38			2,166,970	2,404,061
5.00%, with due dates from 8/1/33 to 1/1/39			639,085	697,508
4.50%, TBA, 11/1/47(FWC)			19,000,000	20,313,664
4.00%, with due dates from 9/1/45 to 7/1/56			15,157,244	15,976,377
4.00%, TBA, 11/1/47(FWC)			2,000,000	2,099,062
3.50%, with due dates from 5/1/43 to 5/1/56			13,318,538	13,738,286
3.50%, TBA, 12/1/47(FWC)			6,000,000	6,156,797
3.50%, TBA, 11/1/47(FWC)			6,000,000	6,167,344
3.00%, with due dates from 2/1/43 to 3/1/47			6,275,166	6,310,078
3.00%, TBA, 11/1/47			18,000,000	18,011,250

				108,697,409

Total U.S. government and agency mortgage obligations (cost $127,769,068)				$127,515,190

U.S. TREASURY OBLIGATIONS (13.3%)(a)
			Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42			$17,940,000	$17,684,915

U.S. Treasury Notes
2.125%, 12/31/22(SEGSF)			18,000,000	18,069,610
2.00%, 2/15/22			5,880,000	5,898,834
2.00%, 11/30/20			44,660,000	44,979,248
1.875%, 11/30/21			6,480,000	6,475,950
1.625%, 7/31/19			9,580,000	9,586,923
1.125%, 3/31/20			7,770,000	7,671,054
1.125%, 12/31/19			30,360,000	30,037,425
1.00%, 8/31/19			23,000,000	22,757,872

Total U.S. treasury obligations (cost $164,033,047)				$163,161,831

CORPORATE BONDS AND NOTES (15.6%)(a)
			Principal amount	Value

Basic materials (0.9%)

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			$668,000	$719,039

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			760,000	790,935

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			850,000	1,189,367

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			941,000	1,002,455

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			638,000	651,589

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			10,000	14,788

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			1,040,000	1,056,485

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25			945,000	947,363

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			1,610,000	1,624,416

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			1,265,000	1,777,610

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			187,000	261,905

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			553,000	768,870

				10,804,822
Capital goods (0.5%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			1,040,000	1,093,291

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			235,000	244,017

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			767,000	994,729

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			307,000	339,120

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			327,000	339,589

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			265,000	349,107

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			1,758,000	1,884,884

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			100,000	125,201

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42			225,000	245,026

				5,614,964
Communication services (1.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			200,000	246,765

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			335,000	347,959

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)			555,000	552,458

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			500,000	493,936

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50			1,445,000	1,424,451

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			122,000	115,080

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			1,580,000	1,621,485

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			240,000	249,307

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			960,000	1,099,225

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			356,000	378,720

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			506,000	512,253

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			645,000	856,039

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			268,000	358,347

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			610,000	614,074

Comcast Corp. 144A company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49			525,000	522,743

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			825,000	815,845

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			714,000	712,507

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			75,000	83,009

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			313,000	339,174

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			170,000	176,676

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			710,000	749,710

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			95,000	136,306

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			215,000	226,969

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			955,000	968,848

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			1,000,000	1,077,500

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			355,000	469,452

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			252,000	240,761

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			610,000	636,555

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			700,000	735,875

				16,762,029
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			1,111,000	1,159,606

				1,159,606
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			190,000	276,236

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			1,045,000	1,286,620

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			720,000	720,813

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47			1,005,000	1,031,128

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27			850,000	855,086

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			330,000	349,509

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			847,000	901,821

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			593,000	561,698

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			1,010,000	1,012,718

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			258,000	261,931

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			625,000	641,327

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			187,000	202,182

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			880,000	917,008

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			262,000	264,197

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			252,000	261,153

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			250,000	256,102

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			300,000	362,925

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			355,000	354,297

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24			205,000	209,356

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			1,200,000	1,260,000

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			460,000	592,362

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			320,000	355,466

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			150,000	163,235

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			200,000	204,532

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			1,285,000	1,355,675

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			787,000	789,646

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			540,000	537,257

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			435,000	457,698

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			195,000	204,952

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			480,000	485,663

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			540,000	547,478

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			164,000	168,656

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			390,000	410,228

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			670,000	723,924

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,115,000	1,124,756

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			1,195,000	1,245,429

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			79,000	74,910

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			175,000	186,940

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			530,000	541,375

				22,156,289
Consumer staples (1.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,180,000	2,451,649

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			428,000	441,644

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42			200,000	225,115

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			1,155,000	1,169,438

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			495,000	525,864

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			525,000	539,999

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			715,000	778,748

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			619,483	764,005

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			625,513	658,614

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			820,000	1,020,842

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			1,434,000	1,902,048

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			553,000	641,478

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			350,000	347,891

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			670,000	654,247

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			625,000	809,235

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			309,000	387,588

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,166,000	1,225,758

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			1,030,000	1,085,456

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			134,000	148,278

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			765,000	752,516

				16,530,413
Energy (1.3%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)			250,000	264,375

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			670,000	675,473

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			425,000	435,765

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			459,000	542,194

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			700,000	702,386

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			565,000	582,656

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			1,297,000	1,311,079

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			276,000	280,096

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			945,000	939,175

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			388,000	468,008

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			315,000	326,813

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			175,000	214,686

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			615,000	632,647

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			348,000	343,650

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28			781,000	783,967

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			225,000	229,514

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			1,280,000	1,377,139

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			480,000	564,185

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			560,000	561,400

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30			600,000	847,228

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			1,285,000	1,337,043

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			427,000	446,433

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			1,022,000	1,080,245

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			250,000	258,548

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			342,000	358,652

				15,563,357
Financials (4.9%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			82,000	107,541

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27			1,040,000	1,045,650

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			705,000	778,144

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			310,000	318,525

American Express Co. sr. unsec. notes 7.00%, 3/19/18			650,000	663,179

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			856,000	1,168,440

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			1,150,000	1,165,163

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	229,780

Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20			265,000	299,509

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			550,000	563,409

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			135,000	155,925

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			400,000	399,956

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			314,000	348,933

Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month + 0.76%, 2.08%, 9/15/26			275,000	264,061

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			600,000	751,732

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			321,000	395,202

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			331,000	335,514

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			703,000	765,801

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			155,000	164,167

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			810,000	881,490

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			1,060,000	1,106,802

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			1,213,000	1,316,731

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			1,020,000	1,141,859

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23			462,000	469,723

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			295,000	304,159

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			257,000	282,854

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			708,000	764,225

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			956,000	1,045,969

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			402,000	419,085

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			1,400,000	1,519,713

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			345,000	366,563

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)			250,000	270,544

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			718,000	814,930

Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)			285,000	290,131

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			255,000	266,922

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			1,770,000	1,845,232

Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)			729,000	825,586

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			300,000	309,220

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			217,000	221,883

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			425,000	457,825

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,835,000	1,877,535

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			282,000	371,847

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			1,495,000	2,051,972

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			555,000	560,207

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			250,000	260,202

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)			250,000	305,539

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			342,000	487,982

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)			800,000	1,042,921

HSBC Holdings PLC unsec. sub. notes 4.25%, 8/18/25 (United Kingdom)			455,000	474,430

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			105,000	108,416

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,225,000	2,534,871

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			1,110,000	1,167,054

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			555,000	617,562

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			458,000	580,515

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			340,000	484,906

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			100,000	101,686

Lloyds Bank PLC company guaranty sr. unsec. unsub. notes 2.70%, 8/17/20 (United Kingdom)			220,000	223,153

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			304,000	357,407

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			530,000	558,168

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			1,290,000	2,108,486

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			2,564,000	3,454,990

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			285,000	302,347

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			640,000	667,399

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			840,000	838,964

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			370,000	468,466

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			140,000	142,741

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			213,000	230,980

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			359,000	391,310

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			1,153,000	1,222,180

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			1,045,000	1,134,735

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			420,000	451,952

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			200,000	205,128

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			1,200,000	1,292,592

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			430,000	465,677

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			290,000	293,796

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			290,000	290,401

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			412,000	435,055

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			263,000	364,024

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			659,000	655,160

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)			2,640,000	2,815,956

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			720,000	757,878

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			580,000	648,150

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			710,000	778,680

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			787,000	823,047

				60,248,544
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)			4,000,000	5,052,112

				5,052,112
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			194,000	199,423

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			125,000	131,865

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			186,000	190,995

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51			710,000	767,865

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26			355,000	340,183

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			205,000	220,779

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			1,136,000	1,190,921

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			976,000	983,175

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			185,000	196,794

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			245,000	249,288

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			430,000	453,113

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			510,000	537,413

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			145,000	144,275

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			659,000	695,773

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20			121,000	127,475

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)			480,000	500,913

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			748,000	728,898

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			458,000	453,389

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			1,062,000	939,390

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			300,000	338,619

				9,390,546
Technology (0.7%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			215,000	223,980

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			297,000	326,428

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			421,000	426,731

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			1,387,000	1,426,979

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			813,000	897,349

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			271,000	351,181

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,231,000	1,348,858

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			162,000	165,564

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			925,000	892,976

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			1,475,000	1,447,262

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			535,000	535,968

				8,043,276
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			454,000	555,331

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			109,000	139,730

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			7,120	7,138

Norfolk Southern Corp. 144A sr. unsec. unsub. bonds 4.05%, 8/15/52			517,000	526,268

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			540,000	535,168

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			516,397	565,306

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			199,192	205,403

				2,534,344
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			510,000	523,515

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			510,000	616,659

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			138,000	152,971

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 4.45%, 7/15/27			240,000	246,408

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			595,000	738,948

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			220,000	236,971

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41			450,000	490,531

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			365,000	394,099

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			490,000	638,629

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			437,000	441,150

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			540,000	569,425

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			115,000	116,346

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24			470,000	552,313

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			766,000	873,085

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			240,000	259,504

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			86,000	87,779

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			144,000	155,240

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			1,120,000	1,295,497

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			185,000	241,331

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24			340,000	340,878

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			179,000	187,433

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			420,000	429,915

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			655,000	658,921

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB, 4.80%, 12/1/77			770,000	770,000

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			445,000	532,003

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			418,000	540,331

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37			140,000	171,224

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			145,000	154,562

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			656,000	640,420

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			623,000	654,048

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			889,000	970,762

WEC Energy Group jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.11%, 3.428%, 5/15/67			1,945,000	1,872,452

				16,553,350

Total corporate bonds and notes (cost $178,821,757)				$190,413,652

MORTGAGE-BACKED SECURITIES (0.9%)(a)
			Principal amount	Value

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 2.738%, 10/25/27 (Bermuda)			$600,000	$601,125

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)			508,000	516,585
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			520,000	537,670

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.589%, 12/10/44(WAC)			500,000	531,368
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)			2,392,000	2,410,394
Ser. 13-CR13, Class AM, 4.449%, 11/12/46(WAC)			777,000	830,539
Ser. 12-CR1, Class AM, 3.912%, 5/15/45			1,046,000	1,090,259

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.438%, 11/25/28			68,717	68,820

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.588%, 1/25/29			13,312	13,388
Ser. 01-79, Class BI, IO, 0.293%, 3/25/45(WAC)			855,120	7,682

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			194,241	19

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)			683,000	701,510

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 12-C6, Class D, 5.136%, 5/15/45(WAC)			772,000	776,972
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			1,764	1,764

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)			404,000	399,616

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			78,762	79,782

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.421%, 3/15/45(WAC)			1,794,000	1,831,936

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			2,004,461	120,268

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			394,000	410,215

Total mortgage-backed securities (cost $11,657,202)				$10,929,912

INVESTMENT COMPANIES (0.6%)(a)
			Shares	Value

SPDR S&P Regional Banking ETF(S)			118,778	$6,783,412

Total investment companies (cost $6,683,617)				$6,783,412

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)			371	$896

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)			6,416	17,121

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)			9,325	40,208

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)			13,526	58,322

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)			7,033	32,709

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)			15,175	98,728

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)			114,700	276,921

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)			145,037	350,164

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)			222,546	536,781

Total convertible preferred stocks (cost $1,666,638)				$1,411,850

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$215,000	$315,177

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			350,000	524,073

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			275,000	328,994

Total municipal bonds and notes (cost $841,302)				$1,168,244

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Bank of America N.A.

General Electric Co. (Call)	Dec-17/27.00	$3,837,436	$190,349	$5,979

Barclays Bank PLC

General Electric Co. (Call)	Dec-17/26.00	4,290,471	212,821	2,770

Total purchased options outstanding (cost $123,988)				$8,749

SHORT-TERM INVESTMENTS (6.2%)(a)
			Shares	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(P)			400,000	$400,000

Putnam Short Term Investment Fund 1.22%(AFF)			48,371,617	48,371,617

Putnam Cash Collateral Pool, LLC 1.31%(AFF)			27,425,693	27,425,693

Total short-term investments (cost $76,197,310)				$76,197,310

TOTAL INVESTMENTS

Total investments (cost $1,191,885,030)				$1,315,894,282

FORWARD CURRENCY CONTRACTS at 10/31/17 (aggregate face value $39,944,455) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ depreciation

Bank of America N.A.
	British Pound	Sell	12/20/17	$2,894,366	$2,776,973	$(117,393)
	Canadian Dollar	Sell	1/17/18	4,673,287	4,824,877	151,590
Barclays Bank PLC
	Canadian Dollar	Sell	1/17/18	2,679,725	2,766,871	87,146
Citibank, N.A.
	Euro	Sell	12/20/17	8,095,426	8,331,945	236,519
	Japanese Yen	Sell	11/15/17	2,252,711	2,329,597	76,886
Credit Suisse International
	British Pound	Sell	12/20/17	5,870,935	5,751,093	(119,842)
Goldman Sachs International
	British Pound	Buy	12/20/17	2,282,772	2,278,413	4,359
	Euro	Sell	12/20/17	413,958	399,037	(14,921)
	Japanese Yen	Sell	11/15/17	1,359,864	1,405,912	46,048
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/17/18	4,282,999	4,421,504	138,505
UBS AG
	Australian Dollar	Sell	1/17/18	2,028,080	2,074,478	46,398
	Euro	Sell	12/20/17	2,521,008	2,583,755	62,747

Unrealized appreciation						850,198

Unrealized depreciation						(252,156)

Total						$598,042
* The exchange currency for all contracts listed is the United States Dollar.

TBA SALE COMMITMENTS OUTSTANDING at 10/31/17 (proceeds receivable $44,281,523) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.00%, 11/1/47	$2,000,000	11/13/17	$2,099,062
Federal National Mortgage Association, 3.50%, 11/1/47	6,000,000	11/13/17	6,167,344
Federal National Mortgage Association, 3.00%, 12/1/47	18,000,000	12/13/17	17,982,421
Federal National Mortgage Association, 3.00%, 11/1/47	18,000,000	11/13/17	18,011,250

Total			$44,260,077

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,224,274,722.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $3,320,967, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$21,555,769	$77,394,497	$71,524,573	$76,835	$27,425,693
	Putnam Short Term Investment Fund**	48,130,013	82,408,582	82,166,978	120,365	48,371,617

	Total Short-term investments	$69,685,782	$159,803,079	$153,691,551	$197,200	$75,797,310
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $27,425,693, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,994,665.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $40,443.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $55,937,342 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $114,793 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $119,842 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $40,443 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,924,836	$—	$—
Capital goods	61,113,770	—	—
Communication services	28,989,618	—	—
Conglomerates	7,532,000	—	—
Consumer cyclicals	77,211,081	—	—
Consumer staples	65,251,887	—	668,279
Energy	39,733,128	—	—
Financials	112,290,440	—	327,825
Health care	91,687,436	—	—
Technology	185,431,750	—	—
Transportation	7,124,712	—	—
Utilities and power	26,017,370	—	—
Total common stocks	737,308,028	—	996,104
Convertible preferred stocks	—	—	1,411,850
Corporate bonds and notes	—	190,413,652	—
Investment companies	6,783,412	—	—
Mortgage-backed securities	—	10,929,912	—
Municipal bonds and notes	—	1,168,244	—
Purchased options outstanding	—	8,749	—
U.S. government and agency mortgage obligations	—	127,515,190	—
U.S. treasury obligations	—	163,161,831	—
Short-term investments	48,771,617	27,425,693	—

Totals by level	$792,863,057	$520,623,271	$2,407,954

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$598,042	$—
TBA sale commitments	—	(44,260,077)	—

Totals by level	$—	$(43,662,035)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$850,198	$252,156
Equity contracts	8,749	—

Total	$858,947	$252,156

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$56,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017